INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019
Domestic	$1,241	$(6,689)
Foreign	(853)	257
Total income (loss) before income taxes	$388	$(6,432)

Schedule of Components of Income Tax Expense (Benefit)	Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019
Current income tax provision (benefit):
Domestic	96	25
Foreign	1,104	877
Total current income tax (benefit) provision	1,200	902

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U. S. statutory income tax rate to the Company’s effective income tax rate for continuing operations is as follows:

	Year ended December 31,
	2020	2019
Income (loss) before income taxes
Domestic	$1,241	$(6,689)
Foreign	(853)	257
Total income (loss) before income taxes	388	(6,432)

U.S. statutory rate	21%	21%
Income taxed computed at U. S. federal
statutory rate	81	(1,351)
Foreign rate differential	(155)	(52)
State and local income taxes	207	(464)
Non-deductible expenses	40	114
Share-based compensation	100	98
GILTI	—	261
Change in valuation allowance	159	1,661
Tax credits	(469)	(301)
Changes in uncertain tax positions	956	880
Foreign currency adjustment	187	22
Withholding tax	113	73
Other	(19)	(39)
Total income tax provision	$1,200	$902
Effective income tax rate	309%	(14)%

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and deferred tax liabilities consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Loss carryforwards	$9,131	$9,483
Tax credits	891	587
Interest limitation carryforwards	—	79
Accrued expenses	716	512
Share-based compensation	106	87
Fixed assets and intangibles	176	105
Other	164	168
Total deferred tax assets, gross	11,184	11,021
Valuation allowance	(11,184)	(11,021)
Total deferred tax assets, net	—	—

Summary of Operating Loss Carryforwards
The Company’s gross NOLs for tax return purposes are as follows:

	Year ended December 31,
	2020	2019
Domestic NOLs (federal)	32,948	34,945
Domestic NOLs (state and local)	29,567	32,611
Foreign NOLs	1,740	241
Total	64,255	67,797

Schedule of Unrecognized Tax Benefits Roll Forward
The Company’s unrecognized tax benefits are reconciled as follows:

	December 31,
	2020	2019
Gross unrecognized tax benefits as of January 1	1,438	586
Increases - current year tax positions	935	852
Gross unrecognized tax benefits as of December 31	2,373	1,438